                               United States
                     Securities and Exchange Commission
                           Washington, D.C. 20549

                                 Form N-CSR
 Certified Shareholder Report of Registered Management Investment Companies

                                  811-4577
                    (Investment Company Act File Number)

                     Federated Income Securities Trust

             (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                            5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                               (412) 288-1900
                      (Registrant's Telephone Number)

                         John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                      Date of Fiscal Year End: 4/30/04

            Date of Reporting Period: Six months ended 10/31/03

Item 1.    Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Intermediate Income Fund

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2003

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended April 30,
	10/31/2003	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$10.34	$ 9.88	$9.86	$9.45	$10.07	$10.17
Income From Investment Operations:
Net investment income	0.27	0.60	0.62 [1]	0.65	0.62	0.60
Net realized and unrealized gain (loss) on investments	(0.09)	0.46	0.02 [1]	0.41	(0.60)	(0.10)

TOTAL FROM INVESTMENT OPERATIONS	0.18	1.06	0.64	1.06	0.02	0.50

Less Distributions:
Distributions from net investment income	(0.27)	(0.60)	(0.62)	(0.65)	(0.62)	(0.60)
Distributions from net realized gain on investments	--	--	--	--	(0.02)	(0.00)[2]

TOTAL DISTRIBUTIONS	(0.27)	(0.60)	(0.62)	(0.65)	(0.64)	(0.60)

Net Asset Value, End of Period	$10.25	$10.34	$9.88	$9.86	$9.45	$10.07

Total Return[3]	1.74%	11.08%	6.55%	11.54%	0.30%	5.03%

Ratios to Average Net Assets:

Expenses	0.55%[4]	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income	5.09%[4]	5.97%	6.16%[1]	6.72%	6.48%	5.87%

Expense waiver/reimbursement[5]	0.38%[4]	0.38%	0.37%	0.35%	0.37%	0.43%

Supplemental Data:

Net assets, end of period (000 omitted)	$228,435	$241,837	$293,262	$300,289	$294,644	$219,824

Portfolio turnover	32%	52%	45%	43%	54%	41%

1 Effective May 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discounts/amortizing premium on long-term debt securities. For the fiscal year ended April 30, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended April 30,
	10/31/2003	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$10.34	$ 9.88	$9.86	$9.45	$10.07	$10.17
Income From Investment Operations:
Net investment income	0.26	0.58	0.59 [1]	0.63	0.60	0.58
Net realized and unrealized gain (loss) on investments	(0.09)	0.46	0.02 [1]	0.41	(0.60)	(0.10)

TOTAL FROM INVESTMENT OPERATIONS	0.17	1.04	0.61	1.04	0.00	0.48

Less Distributions:
Distributions from net investment income	(0.26)	(0.58)	(0.59)	(0.63)	(0.60)	(0.58)
Distributions from net realized gain on investments	--	--	--	--	(0.02)	(0.00)[2]

TOTAL DISTRIBUTIONS	(0.26)	(0.58)	(0.59)	(0.63)	(0.62)	(0.58)

Net Asset Value, End of Period	$10.25	$10.34	$9.88	$9.86	$9.45	$10.07

Total Return[3]	1.62%	10.81%	6.29%	11.26%	0.05%	4.77%

Ratios to Average Net Assets:

Expenses	0.80%[4]	0.80%	0.80%	0.81%	0.80%	0.80%

Net investment income	4.84%[4]	5.69%	5.91%[1]	6.46%	6.24%	5.64%

Expense waiver/reimbursement[5]	0.38%[4]	0.38%	0.37%	0.34%	0.37%	0.43%

Supplemental Data:

Net assets, end of period (000 omitted)	61,434	$56,080	$43,461	$36,206	$18,159	$13,204

Portfolio turnover	32%	52%	45%	43%	54%	41%

1 Effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts/amortizing premium on long-term debt securities. For the fiscal year ended April 30, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 2003 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.1%
		Credit Card--0.5%
$1,500,000		Prime Credit Card Master Trust 2000-1, Class A, 6.70%, 10/15/2009	$1,610,235

		Financial Institution - Brokerage--0.3%
787,250	[1]	World Financial, Class B, 6.91%, 9/1/2013	869,078

		Home Equity Loan--0.5%
725,858	[1]	125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029	742,415
644,021		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	672,551

		TOTAL	1,414,966

		Manufactured Housing--0.0%
1,350,000		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031	87,871

		Utilities--0.8%
2,000,000		California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1, Class A8, 6.48%, 12/26/2009	2,217,740

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $6,998,114)	6,199,890

		COLLATERALIZED MORTGAGE OBLIGATIONS--0.8%
		Federal Home Loan Mortgage Corporation--0.7%
383,806		Federal Home Loan Mortgage Corp., Series 1228H, 7.00%, 2/15/2022	400,402
1,470,000		Federal Home Loan Mortgage Corp., Series 1468M, 7.00%, 1/15/2010	1,498,371

		TOTAL	1,898,773

		Structured Product (Asset Backed Securities)--0.1%
141,652		Residential Funding Corp. 1993-S26, Class A10, 7.50%, 7/25/2023	141,585
300,000		Residential Funding Corp. 1993-S31, Class A7, 7.00%, 9/25/2023	302,268

		TOTAL	443,853

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,317,384)	2,342,626

		CORPORATE BONDS--67.0%
		Basic Industry - Chemicals--0.5%
10,000		Air Products & Chemicals, Inc., Note, 7.375%, 5/1/2005	10,787
40,000		Du Pont (E.I.) de Nemours & Co., Note, 8.125%, 3/15/2004	40,988
30,000		PPG Industries, Inc., Note, 6.50%, 11/1/2007	33,757
1,500,000		Praxair, Inc., 3.95%, 6/1/2013	1,401,600

		TOTAL	1,487,132

Principal Amount			Value
		CORPORATE BONDS--continued
		Basic Industry - Metals & Mining--1.8%
$500,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	$559,735
950,000		Inco Ltd., 5.70%, 10/15/2015	965,067
500,000		Noranda, Inc., 6.00%, 10/15/2015	493,520
2,405,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	2,482,465
750,000		Placer Dome, Inc., Bond, 8.50%, 12/31/2045	844,642

		TOTAL	5,345,429

		Basic Industry - Paper--1.2%
25,000		Union Camp Corp., Note, 6.50%, 11/15/2007	27,725
300,000		Westvaco Corp., 7.65%, 3/15/2027	349,131
1,000,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,141,130
450,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	484,456
1,250,000		Weyerhaeuser Co., Note, 6.125%, 3/15/2007	1,354,937

		TOTAL	3,357,379

		Capital Goods - Aerospace & Defense--1.5%
500,000		Boeing Capital Corp., 6.50%, 2/15/2012	542,150
1,000,000		Boeing Capital Corp., 6.68%, 12/1/2003	1,004,190
1,000,000		Raytheon Co., 8.20%, 3/1/2006	1,115,190
1,500,000		Raytheon Co., Note, 6.30%, 3/15/2005	1,588,140
15,000		Rockwell International, Inc., Unsecd. Note, 6.625%, 6/1/2005	16,018

		TOTAL	4,265,688

		Capital Goods - Building Materials--0.2%
650,000		CRH America, Inc., 5.30%, 10/15/2013	655,629

		Capital Goods - Construction Machinery--0.0%
25,000		Ingersoll-Rand Co., Note, 6.51%, 12/1/2004	26,009

		Capital Goods - Diversified Manufacturing--1.0%
760,000		Emerson Electric Co., 4.50%, 5/1/2013	738,644
1,450,000	[1]	Hutchison Whampoa Ltd., 6.50%, 2/13/2013	1,503,679
500,000		Kennametal, Inc., 7.20%, 6/15/2012	530,805

		TOTAL	2,773,128

		Capital Goods - Environmental--2.1%
500,000		Republic Services, Inc., 7.125%, 5/15/2009	571,195
2,500,000		USA Waste Services, Inc., Sr. Note, 7.00%, 10/1/2004	2,612,825
425,000		USA Waste Services, Inc., Sr. Note, 7.125%, 10/1/2007	477,317
2,000,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	2,347,760

		TOTAL	6,009,097

Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Media & Cable--3.2%
$400,000		Comcast Corp., 7.05%, 3/15/2033	$426,196
3,500,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	4,023,740
2,250,000		Cox Communications, Inc., Medium Term Note, 6.69%, 9/20/2004	2,346,322
2,200,000		Grupo Televisa S.A., Note, 8.00%, 9/13/2011	2,439,250

		TOTAL	9,235,508

		Communications - Media Noncable--2.1%
1,500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	1,942,350
700,000		Reed Elsevier, Inc., 6.75%, 8/1/2011	791,686
3,000,000		Univision Communications, Inc., 7.85%, 7/15/2011	3,479,520

		TOTAL	6,213,556

		Communications - Telecom Wirelines--3.5%
3,100,000		CenturyTel, Inc., 8.375%, 10/15/2010	3,778,063
675,000		Citizens Communications Co., 9.00%, 8/15/2031	881,185
1,800,000		Sprint Capital Corp., Company Guarantee, 7.625%, 1/30/2011	1,991,844
3,125,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	3,399,937

		TOTAL	10,051,029

		Consumer Cyclical - Automotive--1.3%
2,000,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	2,012,440
1,600,000		Delphi Auto Systems Corp., 6.125%, 5/1/2004	1,629,520
45,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	40,628

		TOTAL	3,682,588

		Consumer Cyclical - Entertainment--2.4%
1,000,000		AOL Time Warner, Inc., 5.625%, 5/1/2005	1,049,710
1,500,000		AOL Time Warner, Inc., Bond, 7.625%, 4/15/2031	1,684,440
3,900,000		International Speedway Corp., 7.875%, 10/15/2004	4,099,992

		TOTAL	6,834,142

		Consumer Cyclical - Retailers--1.4%
1,050,000		CVS Corp., 5.625%, 3/15/2006	1,126,450
750,000		Loews Corp., Deb., 8.875%, 4/15/2011	880,380
1,000,000		Neiman-Marcus Group, Inc., Sr. Deb., 7.125%, 6/1/2028	1,097,890
850,000		Target Corp., 5.875%, 3/1/2012	921,043

		TOTAL	4,025,763

		Consumer Cyclical - Services--0.2%
500,000		Olsten Corp., Sr. Note, 7.00%, 3/15/2006	539,860

Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical - Consumer Products--0.9%
$2,250,000		Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005	$2,503,440

		Consumer Non-Cyclical - Food/Beverage--1.4%
1,200,000		Anheuser-Busch Cos., Inc., 4.95%, 1/15/2014	1,206,192
5,000		Grand Metropolitan Investment Corp., 9.00%, 8/15/2011	6,293
100,000		Hershey Foods Corp., Note, 6.70%, 10/1/2005	109,050
2,550,000		Kellogg Co., 6.60%, 4/1/2011	2,856,535

		TOTAL	4,178,070

		Consumer Non-Cyclical - Healthcare--1.1%
1,125,000		Becton, Dickinson & Co., 4.55%, 4/15/2013	1,106,032
2,000,000		UnitedHealth Group, Inc., 7.50%, 11/15/2005	2,207,920

		TOTAL	3,313,952

		Consumer Non-Cyclical - Supermarkets--0.2%
500,000		Meyer (Fred), Inc., Company Guarantee, 7.45%, 3/1/2008	571,830

		Consumer Non-Cyclical - Tobacco--0.1%
375,000		Altria Group, Inc., 5.625%, 11/4/2008	374,295

		Education--0.8%
2,025,000		Boston University, 7.625%, 7/15/2097	2,364,228

		Energy - Independent--1.7%
1,300,000		Devon Financing Corp., 7.875%, 9/30/2031	1,546,571
1,500,000	[1]	EOG Co. of Canada, Company Guarantee, Series 144A, 7.00%, 12/1/2011	1,683,105
1,350,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	1,582,875

		TOTAL	4,812,551

		Energy - Integrated--2.5%
10,000		Atlantic Richfield Co., Deb., 9.125%, 3/1/2011	12,706
400,000		Conoco, Inc., 7.25%, 10/15/2031	465,204
3,300,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	3,882,120
750,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	818,070
1,100,000		Petro-Canada, Bond, 5.35%, 7/15/2033	985,677
1,000,000		Union Pacific Resources Group, Inc., Unsecd. Note, 7.00%, 10/15/2006	1,122,220

		TOTAL	7,285,997

		Energy - Oil Field Services--0.4%
1,000,000		Global Marine, Inc., Sr. Note, 7.125%, 9/1/2007	1,129,150

Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Refining--0.2%
$625,000		Valero Energy Corp., 7.50%, 4/15/2032	$683,556

		Finance - Automotive--4.0%
600,000		Ford Motor Credit Co., 7.00%, 10/1/2013	592,704
3,000,000		Ford Motor Credit Co., Global Bond, 6.875%, 2/1/2006	3,138,210
250,000		Ford Motor Credit Co., Note, 7.50%, 4/25/2011	250,720
35,000		Ford Motor Credit Co., Note, 7.75%, 3/15/2005	37,006
150,000		General Motors Acceptance Corp., 4.50%, 7/15/2006	151,378
1,000,000		General Motors Acceptance Corp., 6.875%, 8/28/2012	1,029,450
1,500,000		General Motors Acceptance Corp., 7.50%, 7/15/2005	1,608,570
3,560,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	3,694,212
1,170,000		General Motors Acceptance Corp., Sr. Note, 5.75%, 11/10/2003	1,171,287

		TOTAL	11,673,537

		Financial Institution - Banking--7.3%
1,250,000		ABN AMRO Bank NV, Chicago, Sub. Deb., 7.30%, 12/1/2026	1,329,350
1,200,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,232,556
100,000		Bank One Corp., Sub. Deb., 7.25%, 8/15/2004	104,217
750,000	[1]	Barclays Bank PLC, Bond, 8.55%, 9/29/2049	922,500
1,000,000		Chase Manhattan Corp., Note, 6.375%, 2/15/2008	1,101,410
2,000,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	2,173,220
1,300,000		Crestar Financial Corp., Sub. Note, 8.75%, 11/15/2004	1,396,850
1,500,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	1,571,340
1,200,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,341,612
15,000		NationsBank Corp., Sub. Note, 7.625%, 4/15/2005	16,054
750,000		Northern Trust Corp., 4.60%, 2/1/2013	746,415
715,000		PNC Funding Corp., Sub. Note, 6.875%, 7/15/2007	798,390
1,000,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	1,165,700
3,886,406	[1]	Regional Diversified Funding, 9.25%, 3/15/2030	4,501,430
200,000		SunTrust Bank, Central Florida, Sub. Note, 6.90%, 7/1/2007	225,538
15,000		SunTrust Banks, Inc., Sub. Note, 6.125%, 2/15/2004	15,205
1,000,000	[1]	Swedbank, Sub., 7.50%, 11/29/2049	1,115,345
1,200,000		Washington Mutual, Inc., Sub. Note, 6.875%, 6/15/2011	1,366,920

		TOTAL	21,124,052

Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Brokerage--1.0%
$900,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	$1,000,170
1,575,000		Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	1,755,369
15,000		Merrill Lynch & Co., Inc., Note, 7.375%, 5/15/2006	16,635
100,000		Salomon Smith Barney Holdings, Inc., Unsecd. Note, Series MTNG, 6.35%, 1/15/2004	100,973
5,000		Salomon, Inc., Note, 6.375%, 10/1/2004	5,223
10,000		Salomon, Inc., Note, 6.625%, 11/15/2003	10,022

		TOTAL	2,888,392

		Financial Institution - Finance Captive--0.2%
500,000		American Express Co., 4.875%, 7/15/2013	500,005

		Financial Institution - Finance Noncaptive--1.4%
1,020,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	1,102,324
1,500,000		General Electric Financial Services, Inc., Medium Term Note, 9.18%, 12/30/2008	1,719,855
1,000,000		MBNA Corp., 7.50%, 3/15/2012	1,122,430

		TOTAL	3,944,609

		Financial Institution - Insurance - Life--3.7%
250,000		Allstate Corp., 6.125%, 12/15/2032	254,125
1,100,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	1,355,552
2,000,000	[1]	Equitable Life, Note, 7.70%, 12/1/2015	2,311,000
1,500,000	[1]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	1,569,615
300,000		Principal Financial Group, 6.125%, 10/15/2033	301,086
1,600,000		Prudential Financial, Inc., 5.75%, 7/15/2033	1,487,904
2,000,000	[1]	Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006	2,194,680
1,150,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	1,210,479

		TOTAL	10,684,441

		Financial Institution - Insurance - P&C--0.9%
1,325,000		Marsh & McLennan Cos., Inc., Sr. Note, 7.125%, 6/15/2009	1,537,504
1,000,000		St. Paul Cos., Inc., Medium Term Note, Series MTNB, 7.29%, 8/28/2007	1,099,260

		TOTAL	2,636,764

		Financial Institution - REITs--1.5%
2,000,000		Archstone-Smith Trust, 5.00%, 8/15/2007	2,096,860
2,250,000		Waddell & Reed Financial, Inc., 7.50%, 1/18/2006	2,452,950

		TOTAL	4,549,810

Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Services--1.5%
$900,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	$959,292
3,000,000	[1]	Fidelity Investments, 4.75%, 3/1/2013	2,972,700
500,000		Franklin Resources, Inc., 3.70%, 4/15/2008	500,340

		TOTAL	4,432,332

		Healthcare--0.9%
2,450,000		HCA - The Healthcare Corp., 6.95%, 5/1/2012	2,551,651

		Insurance--0.4%
1,000,000	[1]	Oil Insurance Ltd., Sub. Deb., 5.15%, 8/15/2033	1,008,400

		Sovereign--1.4%
1,000,000		Sweden, Government of, Deb., 10.25%, 11/1/2015	1,304,970
1,500,000		United Mexican States, 6.625%, 3/3/2015	1,535,625
1,200,000		United Mexican States, 7.50%, 4/8/2033	1,223,700

		TOTAL	4,064,295

		State/Provincial--0.6%
1,650,000		Ontario, Province of, 4.375%, 2/15/2013	1,626,801

		Supranational--0.8%
2,100,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	2,321,004

		Technology--0.8%
2,000,000		Unisys Corp., 8.125%, 6/1/2006	2,205,000

		Technology Services--1.1%
1,500,000		Computer Sciences Corp., 7.375%, 6/15/2011	1,754,085
1,200,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	1,369,080

		TOTAL	3,123,165

		Telecommunications & Cellular--1.0%
1,250,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	1,510,163
250,000		Bell Atlantic-New Jersey, Deb., 5.875%, 2/1/2004	252,358
1,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	995,020
100,000		GTE Southwest, Inc., Deb., 6.54%, 12/1/2005	108,433
100,000		New York Telephone Co., Unsecd. Note, 6.25%, 2/15/2004	101,198

		TOTAL	2,967,172

Principal Amount			Value
		CORPORATE BONDS--continued
		Transportation - Airlines--1.6%
$187,216		Continental Airlines, Inc., Pass Thru Cert., 7.73%, 3/15/2011	$154,453
1,300,000		Delta Air Lines, Inc., Pass Thru Cert., 7.92%, 11/18/2010	1,199,250
818,307		Northwest Airlines Corp., Equip. Trust, 8.072%, 10/1/2019	882,225
1,000,000		Southwest Airlines Co., 6.50%, 3/1/2012	1,084,660
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	454,805
1,150,000		United Air Lines, Pass Thru Cert., 7.73%, 7/1/2010	911,375

		TOTAL	4,686,768

		Transportation - Railroads--0.8%
884,309		Burlington Northern Santa Fe, Pass Thru Cert., 7.57%, 1/2/2021	1,039,461
1,250,000		Canadian Pacific RR, 6.25%, 10/15/2011	1,370,888

		TOTAL	2,410,349

		Utility - Electric--4.4%
250,000		Consolidated Edison Co., Deb., Series 92B, 7.625%, 3/1/2004	255,060
1,250,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,209,375
1,000,000		Gulf States Utilities, 1st Mtg. Bond, Series 2005B, 6.77%, 8/1/2005	1,070,490
1,600,000		Homer City Funding, Sr. Secd. Note, 8.734%, 10/1/2026	1,656,000
350,000	[1]	Israel Electric Corp. Ltd., 7.95%, 5/30/2011	385,697
1,500,000	[1]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	1,543,110
1,350,000		MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031	1,443,650
180,000		Minnesota Power and Light Co., 1st Mtg. Bond, 7.75%, 6/1/2007	181,683
1,500,000		Oncor, Inc., Deb., 7.00%, 9/1/2022	1,644,360
300,000		Oncor, Inc., Sec. Fac. Bond, 6.375%, 5/1/2012	330,771
2,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	2,350,280
1,000,000	[1]	Tenaga Nasional Berhad, Deb., 7.50%, 1/15/2096	824,000

		TOTAL	12,894,476

		TOTAL CORPORATE BONDS (IDENTIFIED COST $181,316,308)	194,012,029

		GOVERNMENT AGENCIES--8.5%
		Federal Home Loan Mortgage Corporation--1.1%
3,000,000		Federal Home Loan Mortgage Corp., Note, 6.875%, 1/15/2005	3,189,060

		Federal National Mortgage Association--6.9%
20,000,000		Federal National Mortgage Association, Note, Series 2.50%, 8/11/2006	19,920,200

		Government Agency--0.5%
1,500,000		Federal Home Loan Bank System, Bond, 7.00%, 7/16/2009	1,554,015

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $24,437,275)	24,663,275

Principal Amount or Shares			Value
		MUNICIPALS--3.1%
		Education--0.4%
$1,100,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007	$1,281,632

		Municipal Services--2.7%
1,250,000		Atlanta & Fulton County, GA Recreation Authority, Taxable Revenue Bonds, Series 1997, 7.00% Bonds (Downtown Arena Project)/(FSA INS), 12/1/2028	1,386,913
825,000		Kansas City, MO Redevelopment Authority, 7.65% Bonds (FSA LOC), 11/1/2018	920,032
2,000,000		McKeesport, PA, Taxable G.O. Series B 1997, 7.30% Bonds (MBIA Insurance Corp. INS), 3/1/2020	2,114,840
1,000,000		Miami Florida Revenue Pension Obligation, 7.20% Bonds (AMBAC LOC), 12/1/2025	1,104,540
1,000,000		Pittsburgh, PA Urban Redevelopment Authority, 9.07% Bonds (CGIC GTD), 9/1/2014	1,123,560
1,000,000		St. Johns County, FL Convention Center, Taxable Municipal Revenue Bonds, 8.00% Bonds (FSA INS), 1/1/2026	1,085,890

		TOTAL	7,735,775

		TOTAL MUNICIPALS (IDENTIFIED COST $8,196,724)	9,017,407

		PREFERRED STOCKS--1.3%
		Financial Institution - Brokerage--1.3%
70,000		Citigroup, Inc., Cumulative Pfd., Series F, Quarterly Dividend (IDENTIFIED COST $3,343,620)	3,887,191

		U.S. TREASURY--6.2%
		Treasury Securities--6.2%
18,000,000	[2]	United States Treasury Note, 1.625%, 9/30/2005 (IDENTIFIED COST $17,997,257)	17,952,120

Shares			Value
		MUTUAL FUND--15.9%
27,652,411	[3]	Federated Prime Value Obligations Fund, Class IS	$27,652,411
18,337,500	[3]	Federated Prime Value Obligations Fund, Class IS (held as collateral for securities lending)	18,337,500

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $45,989,911)	45,989,911

		TOTAL INVESTMENTS--104.9% (IDENTIFIED COST $290,596,593)[4]	304,064,449

		OTHER ASSETS AND LIABILITIES - NET--(4.9)%	(14,195,591)

		TOTAL NET ASSETS--100%	$289,868,858

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At October 31, 2003, these securities amounted to $25,357,233 which represents 8.7% of total net assets.

2 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

3 Affiliated company.

4 The cost of investments for federal tax purposes amounts to $290,596,593.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
CGIC	--Capital Guaranty Insurance Corporation
FSA	--Financial Security Assurance
GTD	--Guaranteed
INS	--Insured
LOC	--Letter of Credit
REITs	--Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2003 (unaudited)

Assets:
Total investments in securities, at value including $45,989,911 of investments in affiliated issuers and $17,974,181 of securities loaned (identified cost $290,596,593)		$304,064,449
Income receivable		3,931,886
Receivable for investments sold		3,969,526
Receivable for shares sold		475,214
Prepaid expenses		9,296

TOTAL ASSETS		312,450,371

Liabilities:
Payable for investments purchased	$2,890,107
Payable for shares redeemed	722,981
Payable on collateral due to broker	18,337,500
Income distribution payable	601,975
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	10,106
Payable for Directors'/ Trustees' fees	832
Payable for portfolio accounting fees (Note 5)	5,565
Payable for shareholder services fee (Note 5)	12,447

TOTAL LIABILITIES		22,581,513

Net assets for 28,282,855 shares outstanding		$289,868,858

Net Assets Consist of:
Paid in capital		$284,780,052
Net unrealized appreciation of investments		13,467,856
Accumulated net realized loss on investments		(8,297,068)
Distributions in excess of net investment income		(81,982)

TOTAL NET ASSETS		$289,868,858

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$228,435,306 ÷ 22,288,770 shares outstanding		$10.25

Institutional Service Shares:
$61,433,552 ÷ 5,994,085 shares outstanding		$10.25

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2003 (unaudited)

Investment Income:
Interest (including income on securities loaned of $529)			$7,806,613
Dividends (including income received from affiliated issuers of $464,275) (Note 5)			575,663

TOTAL INCOME			8,382,276

Expenses:
Investment adviser fee (Note 5)		$742,162
Administrative personnel and services fee (Note 5)		111,621
Custodian fees		8,882
Transfer and dividend disbursing agent fees and expenses (Note 5)		61,018
Directors'/Trustees' fees		3,481
Auditing fees		6,125
Legal fees		2,301
Portfolio accounting fees (Note 5)		49,594
Distribution services fee--Institutional Service Shares (Note 5)		71,387
Shareholder services fee--Institutional Shares (Note 5)		299,694
Shareholder services fee--Institutional Service Shares (Note 5)		71,387
Share registration costs		21,782
Printing and postage		14,123
Insurance premiums		913
Miscellaneous		3,828

TOTAL EXPENSES		1,468,298

Waivers and Reimbursement (Note 5):
Waiver and Reimbursement of investment adviser fee	$(193,912)
Waiver of transfer and dividend disbursing agent fees and expenses	(8,267)
Waiver of distribution services fee--Institutional Service Shares	(71,387)
Waiver of shareholder services fee--Institutional Shares	(299,694)

TOTAL WAIVERS		(573,260)

Net expenses			895,038

Net investment income			7,487,238

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			1,112,388
Net change in unrealized depreciation of investments			(3,806,314)

Net realized and unrealized loss on investments			(2,693,926)

Change in net assets resulting from operations			$4,793,312

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2003	Year Ended 4/30/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,487,238	$18,467,591
Net realized gain (loss) on investments	1,112,388	(886,047)
Net change in unrealized appreciation/depreciation of investments	(3,806,314)	14,467,377

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,793,312	32,048,921

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(6,213,657)	(15,478,344)
Institutional Service Shares	(1,409,966)	(3,084,704)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,623,623)	(18,563,048)

Share Transactions:
Proceeds from sale of shares	54,039,133	162,292,576
Net asset value of shares issued to shareholders in payment of distributions declared	3,561,560	6,975,089
Cost of shares redeemed	(62,818,921)	(221,559,343)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,218,228)	(52,291,678)

Change in net assets	(8,048,539)	(38,805,805)

Net Assets:
Beginning of period	297,917,397	336,723,202

End of period (including distributions in excess of net investment income of $(81,982) and $54,403, respectively)	$289,868,858	$297,917,397

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2003 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Intermediate Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income.

2. SIGNIFICATION ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Trust along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted. Gains and losses realized on principal payment of mortgaged backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2003, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$17,974,181	$18,337,500

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 10/31/2003		Year Ended 4/30/2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,562,135	$36,925,534	8,602,675	$86,827,734
Shares issued to shareholders in payment of distributions declared	219,469	2,263,462	408,809	4,128,629
Shares redeemed	(4,874,637)	(50,271,062)	(15,322,926)	(153,704,384)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,093,033)	$(11,082,066)	(6,311,442)	$(62,748,021)

	Six Months Ended 10/31/2003		Year Ended 4/30/2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,662,096	$17,113,599	7,420,692	$75,464,842
Shares issued to shareholders in payment of distributions declared	125,770	1,298,098	281,599	2,846,460
Shares redeemed	(1,215,904)	(12,547,859)	(6,680,715)	(67,854,959)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	571,962	$5,863,838	1,021,576	$10,456,343

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(521,071)	$(5,218,228)	(5,289,866)	$(52,291,678)

4. FEDERAL TAX INFORMATION

At October 31, 2003, the cost of investments for federal tax purposes was $290,596,593. The unrealized appreciation of investments for federal tax purposes was $13,467,856. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,774,336 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,306,480.

At April 30, 2003, the Fund had a capital loss carryforward of $7,759,017, which will reduce the Fund's taxable income arising form future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$ 135,079

2008	$1,141,628

2009	$4,425,490

2011	$2,056,820

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds, which are managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below:

Prime Obligations Fund	$141,533
Federated Mortgage Core Portfolio	$322,742

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provided the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below.

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Trustees approved a new Agreement. Effective November 1, 2003, Federated Administrative Services ("FAS") will provide the Fund with administrative personnel and services. The fee paid to FAS will be based on the aggregate daily net assets of all Federated funds as specified below.

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ and FAS may voluntarily choose to waive any portion of their fee. FServ and FAS can modify or terminate this voluntary waiver at any time at their sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended October 31, 2003, were as follows:

Purchases	$46,824,380

Sales	$67,170,851

7. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Intermediate Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420C407
Cusip 31420C506

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G00715-01 (12/03)

Federated Investors
World-Class Investment Manager

Federated Short-Term Income Fund

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2003

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended April 30,
	10/31/2003	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$8.56	$8.70	$8.74	$8.52	$8.67	$8.74
Income From Investment Operations:
Net investment income	0.12	0.35	0.47 [1]	0.56	0.53	0.52
Net realized and unrealized gain (loss) on investments	(0.07)	(0.14)	(0.05)[1]	0.22	(0.15)	(0.07)

TOTAL FROM INVESTMENT OPERATIONS	0.05	0.21	0.42	0.78	0.38	0.45

Less Distributions:
Distributions from net investment income	(0.12)	(0.35)	(0.46)	(0.56)	(0.53)	(0.52)

Net Asset Value, End of Period	$8.49	$8.56	$8.70	$8.74	$8.52	$8.67

Total Return[2]	0.63%	2.46%	4.90%	9.39%	4.52%	5.25%

Ratios to Average Net Assets:

Expenses	0.56%[3]	0.56%	0.57%	0.56%	0.56%	0.56%

Net investment income	3.00%[3]	3.96%	5.30%[1]	6.41%	6.23%	5.88%

Expense waiver/reimbursement[4]	0.30%[3]	0.26%	0.28%	0.29%	0.28%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$205,388	$236,394	$236,307	$193,030	$189,395	$188,773

Portfolio turnover	24%	69%	29%	43%	44%	54%

1 Effective May 1, 2001, the Fund adopted provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended April 30, 2002, this change had no effect on the net investment income per share or the net realized and unrealized gain (loss) on investments per share, and decreased the ratio of net investment income to average net assets from 5.32% to 5.30%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended April 30,
	10/31/2003	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$8.56	$8.70	$8.74	$8.52	$8.67	$8.74
Income From Investment Operations:
Net investment income	0.11	0.33	0.45 [1]	0.53	0.51	0.50
Net realized and unrealized gain (loss) on investments	(0.07)	(0.14)	(0.05)[1]	0.22	(0.15)	(0.07)

TOTAL FROM INVESTMENT OPERATIONS	0.04	0.19	0.40	0.75	0.36	0.43

Less Distributions:
Distributions from net investment income	(0.11)	(0.33)	(0.44)	(0.53)	(0.51)	(0.50)

Net Asset Value, End of Period	$8.49	$8.56	$8.70	$8.74	$8.52	$8.67

Total Return[2]	0.51%	2.21%	4.64%	9.12%	4.26%	4.99%

Ratios to Average Net Assets:

Expenses	0.81%[3]	0.81%	0.82%	0.81%	0.81%	0.81%

Net investment income	2.75%[3]	3.71%	5.05%[1]	6.16%	5.94%	5.63%

Expense waiver/reimbursement[4]	0.30%[3]	0.26%	0.28%	0.29%	0.28%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$29,371	$34,864	$24,121	$18,145	$13,999	$24,783

Portfolio turnover	24%	69%	29%	43%	44%	54%

1 Effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended April 30, 2002, this change had no effect on the net investment income per share or the net realized and unrealized gain (loss) on investments per share, but decreased the ratio of net investment income to average net assets from 5.07% to 5.05%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 2003 (unaudited)

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--1.7%
		Federal National Mortgage Association--1.7%
$1,155,167	[1]	FNMA ARM 544843, 10/01/2027	$1,180,777
2,701,692	[1]	FNMA ARM 544852, 4/01/2028	2,762,129

		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $3,921,943)	3,942,906

		ASSET-BACKED SECURITIES--25.1%
		Automotive--9.4%
3,000,000		Americredit Automobile Receivables Trust 2001-B, Class A4, 5.37%, 6/12/2008	3,097,345
3,273,231	[1]	Americredit Automobile Receivables Trust 2002-A, Class A3, 1.32%, 10/12/2006	3,274,722
2,000,000	[1]	DaimlerChrysler Master Owner Trust 2002-A, Class A, 1.18%, 5/15/2007	2,000,500
1,320,974	[2]	First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	1,341,621
1,936,844		Ford Credit Auto Owner Trust 2001-D, Class A3, 4.31%, 6/15/2005	1,952,726
951,788		Honda Auto Receivables Owner Trust 2002-1, Class A3, 3.50%, 10/17/2005	960,306
3,000,000	[2,3]	Hyundai Auto Receivables Trust 2002-A, Class A3, 2.80%, 2/15/2007	3,033,438
457,717		Isuzu Auto Owner Trust 2001-1, Class A3, 4.88%, 11/22/2004	458,729
1,500,000		M&I Auto Loan Trust 2001-1, Class B, 5.88%, 6/20/2008	1,549,575
1,000,000		MMCA Automobile Trust 2000-2, Class B, 7.42%, 8/15/2005	1,022,423
272,170		Mellon Auto Grantor Trust 2000-1, Class B, 7.43%, 10/15/2006	279,075
53,426		Navistar Financial Corp. Owner Trust 2001-A, Class A3, 4.99%, 8/15/2005	53,507
653,198		Navistar Financial Corp. Owner Trust 2002-A, Class B, 4.95%, 4/15/2009	671,161
378,652		The CIT Group Securitization Corp. II, Class B, 6.45%, 6/15/2018	394,067
2,000,000		Whole Auto Loan Trust 2003-1, Class A3B, 1.99%, 5/15/2007	1,996,400

		TOTAL	22,085,595

		Credit Card--3.8%
115,791	[2]	Banco Nacional de Mexico S.A., Credit Card Merchant Voucher Receivables Master Trust Series 1996-A, Class A1, 6.25%, 12/1/2003	115,791
2,000,000		Bank One Issuance Trust 2002-A4, Class A4, 2.94%, 6/16/2008	2,029,160
1,250,000		Capital One Multi Asset Execution 2003-A6, Class A6, 2.95%, 8/17/2009	1,252,012
3,000,000	[1]	Citibank Credit Card Issuance Trust 2000-C2, Class C2, 1.80%, 10/15/2007	2,985,930
2,500,000	[2]	First USA Credit Card Master Trust 1999-1, Class C, 6.42%, 10/19/2006	2,529,900

		TOTAL	8,912,793

		Equipment Leasing--0.4%
883,183	[2]	Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	904,687

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--5.3%
$725,858		125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029	$742,415
17,000,387		ACE Securities Corp. 2001-HE1, Class AIO, 6.00%, 8/20/2004	753,967
169,296	[2]	AQ Finance NIM Trust 2002-1, Class Note, 9.50%, 6/25/2032	166,228
942,018	[1,2,3]	AQ Finance NIM Trust 2002-N6, Class Note, 1.77%, 12/25/2007	939,663
1,378,890	[1]	Ameriquest Mortgage Securities, Inc. 2002-5, Class AV1, 1.64%, 2/25/2033	1,387,040
645,906	[1,2]	Bayview Financial Acquisition Trust 1998-1, Class MII2, 1.97%, 5/25/2029	595,544
1,331,195	[2]	Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	1,433,505
545,141	[1,2]	Bayview Financial Acquisition Trust 1998-1, Class MII1, 1.87%, 5/25/2029	521,035
15,092,833		Centex Home Equity 2002-C, Class AIO, 6.00%, 8/25/2004	443,427
261,053	[1]	Chase Funding Mortgage Loan Asset-Backed Certificates 1999-1, Class IIB, 3.87%, 6/25/2028	259,998
269,484		Cityscape Home Equity Loan Trust 1997-1, Class A4, 7.23%, 3/25/2018	271,195
137,064	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 1.60%, 1/15/2028	137,011
533,481		EQCC Home Equity Loan Trust 1999-2, Class A3F, 6.347%, 8/25/2022	538,165
1,956,257	[1]	Fifth Third Home Equity Loan Trust, Class A, 1.37%, 9/20/2023	1,956,257
569,967		Mellon Bank Home Equity Installment Loan Trust 1998-1, Class B, 6.95%, 3/25/2015	595,724
760,910		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	794,619
20,251,000		Residential Asset Mortgage Products, Inc. 2002-RS1, Class A1-IO, 5.50%, 7/25/2004	394,084
59,383	[1]	Saxon Asset Securities Trust 2000-2, Class AV1, 1.38%, 7/25/2030	59,640
14,419,402		Saxon Asset Securities Trust 2001-3, Class AIO, 6.25%, 4/25/2004	371,300

		TOTAL	12,360,817

		Manufactured Housing--1.5%
721,917		Green Tree Financial Corp. 1993-2, Class A4, 6.90%, 7/15/2018	732,811
2,000,000		Green Tree Financial Corp. 1996-2, Class B-1, 7.55%, 4/15/2027	547,380
1,164,653		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	1,191,429
4,000,000	[2]	Merit Securities Corp. 12, Class 1B, 7.98%, 7/28/2033	1,120,000

		TOTAL	3,591,620

		Other--2.5%
1,002,874	[1,2]	CapitalSource Commercial Loan Trust 2002-2A, Class A, 1.67%, 9/20/2010	1,003,501
670,364		Caterpillar Financial Asset Trust 2001-A, Class A3, 4.85%, 4/25/2007	680,922
5,055,367	[2]	FMAC Loan Receivables Trust 1997-A, Class A-X, 2.77%, 4/15/2019	75,830
2,000,000		John Deere Owner Trust 2003-A, Class A2, 1/17/2006	1,998,522
2,000,000	[1]	Mellon Bank Premium Finance Loan Master Trust 2002-1, Class A, 1.44%, 12/17/2007	2,003,580

		TOTAL	5,762,355

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Rate Reduction Bond--2.2%
$1,510,999		CPL Transition Funding LLC 2002-1, Class A1, 3.54%, 1/15/2007	$1,531,382
2,000,000		California Infrastructure & Economic Development Bank Special Purpose Trust SCE-1, Class A6, 6.38%, 9/25/2008	2,131,860
1,500,000		California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	1,597,440

		TOTAL	5,260,682

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $63,708,991)	58,878,549

		COLLATERALIZED MORTGAGE OBLIGATIONS--12.7%
		Commercial Mortgage--0.1%
6,563,053		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 1.23709%, 4/18/2029	264,055

		Federal Home Loan Mortgage Corporation--5.9%
2,454,129		Federal Home Loan Mortgage Corp. Structured Pass Through, Series H010, Class A1, 1.582%, 8/15/2008	2,450,538
2,500,000		Federal Home Loan Mortgage Corp. Structured Pass Through, Series H009, Class A2, 1.876%, 3/15/2008	2,478,830
5,000,000		Federal Home Loan Mortgage Corp. Structured Pass Through, Series H008, Class A3, 2.29%, 6/15/2007	4,951,550
1,871,259	[1]	Federal Home Loan Mortgage Corp., Series 2571, Class FB, 1.47%, 2/15/2018	1,869,238
402,060	[1]	Federal Home Loan Mortgage Corp., Series 2603, Class AC, 2.00%, 12/15/2008	402,639
1,624,968	[1]	Federal Home Loan Mortgage Corp., Series SF1, Class A3, 2.00%, 12/15/2008	1,615,660

		TOTAL	13,768,455

		Federal National Mortgage Association--0.2%
520,145		Federal National Mortgage Association, Series 2001-69, Class PL, 6.00%, 12/25/2024	522,007

		Non-Agency Mortgage--6.5%
364,863		Bank of America Mortgage Securities 2002-10, Class 1A27, 3.00%, 11/25/2032	366,027
1,707,730	[1,2]	Credit-Based Asset Servicing And Securitization 1997-1, Class A1, 4.20%, 2/1/2017	1,724,807
974,197	[1,2,3]	Greenwich Capital Acceptance 1991-4, Class B-1A, 6.23987%, 7/1/2019	950,144
95,380	[1]	Greenwich Capital Acceptance 1993-AF1, Class B1, 3.11584%, 9/25/2023	94,932
3,200,710	[1]	Impac CMB Trust 2002-7, Class A, 1.55%, 11/25/2032	3,220,234
1,456,649		Mastr Asset Securitization Trust 2003-1, Class 2A1, 5.75%, 2/25/2033	1,469,889
274,197		Prudential Home Mortgage Securities 1992-5, Class A-6, 7.50%, 4/25/2007	282,489
990,448	[1,2,3]	RESI Finance LP 2002-A, Class B3, 2.72%, 10/10/2034	994,281
32,500,000		Residential Asset Securitization Trust 2002-A11, Class AIO, 2.50%, 10/25/2032	751,488
27,625,000		Residential Asset Securitization Trust 2002-A4, Class AIO, 2.50%, 8/25/2004	518,521
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--continued
$295,433		Residential Funding Mortgage Securities I 1994-S13, Class M1, 7.00%, 5/25/2024	$297,379
747,041		Washington Mutual 2003-AR1, Class A2, 2.92%, 3/25/2033	747,290
907,052		Washington Mutual 2003-AR3, Class A2, 2.83%, 4/25/2033	906,880
3,000,000		Washington Mutual 2003-AR9, Class 1A2A, 2.34%, 10/25/2033	2,988,270

		TOTAL	15,312,631

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $30,085,685)	29,867,148

		CORPORATE BONDS--35.8%
		Basic Industry - Chemicals--0.5%
1,200,000		Praxair, Inc., 2.75%, 6/15/2008	1,155,996

		Basic Industry - Paper--1.4%
1,200,000		International Paper Co., 8.125%, 7/8/2005	1,314,708
2,000,000		Weyerhaeuser Co., Note, 5.50%, 3/15/2005	2,091,140

		TOTAL	3,405,848

		Beverage & Tobacco--0.5%
1,100,000		Diageo Capital PLC, 3.375%, 3/20/2008	1,090,353

		Capital Goods - Aerospace & Defense--1.3%
800,000		Boeing Capital Corp., 5.65%, 5/15/2006	854,184
1,250,000		General Dynamics Corp., 2.125%, 5/15/2006	1,238,213
1,000,000		Raytheon Co., Note, 6.30%, 3/15/2005	1,058,760

		TOTAL	3,151,157

		Communications - Media & Cable--0.9%
500,000		Comcast Corp., 6.375%, 1/30/2006	537,475
250,000		Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005	278,012
1,100,000		Cox Communications, Inc., 7.75%, 8/15/2006	1,239,315

		TOTAL	2,054,802

		Communications - Media Noncable--1.0%
1,100,000		Clear Channel Communications, Inc., 6.00%, 11/1/2006	1,188,242
1,000,000		Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	1,090,750

		TOTAL	2,278,992

		Communications - Telecom Wirelines--0.6%
1,200,000		Citizens Communications Co., Note, 8.50%, 5/15/2006	1,356,060

		Consumer Cyclical - Automotive--0.2%
500,000		DaimlerChrysler AG, 7.75%, 6/15/2005	538,885

Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Entertainment--1.5%
$850,000		AOL Time Warner, Inc., 5.625%, 5/1/2005	$892,253
1,250,000		International Speedway Corp., 7.875%, 10/15/2004	1,314,100
1,250,000		Viacom, Inc., Sr. Note, 7.75%, 6/1/2005	1,361,363

		TOTAL	3,567,716

		Consumer Cyclical - Retailers--1.7%
1,000,000		CVS Corp., 5.625%, 3/15/2006	1,072,810
750,000		Target Corp., 3.375%, 3/1/2008	751,200
2,000,000		Wal-Mart Stores, Inc., 4.15%, 6/15/2005	2,074,740

		TOTAL	3,898,750

		Consumer Non - Cyclical - Food/Beverage--0.6%
1,250,000		Kellogg Co., Note, 6.00%, 4/1/2006	1,347,950

		Consumer Non - Cyclical - Supermarkets--0.5%
1,100,000		Meyer (Fred), Inc., Sr. Note, 7.375%, 3/1/2005	1,177,363

		Cosmetics & Toiletries--0.2%
500,000		Gillette Co., 2.875%, 3/15/2008	489,580

		Ecological Services & Equipment--0.3%
651,000		WMX Technologies, Inc., Unsecd. Note, 6.375%, 12/1/2003	653,982

		Energy - Integrated--0.6%
1,250,000		Conoco, Inc., 5.45%, 10/15/2006	1,343,463

		Energy - Refining--0.4%
900,000		Valero Energy Corp., 7.375%, 3/15/2006	985,752

		Finance - Automotive--1.5%
2,000,000		Ford Motor Credit Co., Sr. Note, 5.75%, 2/23/2004	2,022,020
450,000	[4]	General Motors Acceptance Corp., 4.50%, 7/15/2006	454,135
1,000,000		General Motors Acceptance Corp., Note, 6.75%, 1/15/2006	1,068,020

		TOTAL	3,544,175

		Financial Institution - Banking--1.5%
1,200,000		Mellon Funding Corp., 7.50%, 6/15/2005	1,307,496
1,000,000		PNC Funding Corp., 5.75%, 8/1/2006	1,082,010
1,000,000		Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007	1,060,840

		TOTAL	3,450,346

		Financial Institution - Brokerage--1.5%
1,000,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	1,065,880
1,200,000		Merrill Lynch & Co., Inc., Note, 6.00%, 11/15/2004	1,254,480
1,250,000		Salomon Smith Barney Holdings, Inc., Note, 5.875%, 3/15/2006	1,346,350

		TOTAL	3,666,710

Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Finance Captive--1.0%
$1,250,000		American Express Co., 3.75%, 11/20/2007	$1,269,600
1,000,000		Capital One Bank, Sr. Note, 8.25%, 6/15/2005	1,087,510

		TOTAL	2,357,110

		Financial Institution - Finance Noncaptive--0.5%
1,000,000		Household Finance Corp., Note, 6.50%, 1/24/2006	1,087,710

		Financial Institution - Insurance - Life--0.5%
1,000,000	[2,3]	Metropolitan Life Insurance Co., 7.00%, 11/1/2005	1,090,080

		Financial Institution - Insurance - P&C--1.0%
1,100,000	[2,3]	Allstate Financial Global, Note, Series 144A, 7.125%, 9/26/2005	1,202,091
1,200,000		Marsh & McLennan Cos., Inc., 5.375%, 3/15/2007	1,290,624

		TOTAL	2,492,715

		Financial Institution - REITs--1.2%
1,500,000		EOP Operating LP, 6.50%, 6/15/2004	1,538,640
1,250,000		Simon Property Group, Inc., 6.375%, 11/15/2007	1,360,087

		TOTAL	2,898,727

		Financial Intermediaries--1.0%
1,100,000		Texaco Capital, Inc., 5.70%, 12/1/2008	1,171,489
1,000,000		Wells Fargo & Co., Sr. Note, 7.25%, 8/24/2005	1,092,950

		TOTAL	2,264,439

		Financial Services--2.2%
1,500,000		General Electric Capital Corp., 5.35%, 3/30/2006	1,599,690
1,250,000	[2,3]	Goldman Sachs Group LP, 6.75%, 2/15/2006	1,361,600
1,000,000		Morgan Stanley, Unsub., 6.10%, 4/15/2006	1,085,010
1,100,000		SLM Corporation, 5.625%, 4/10/2007	1,190,310

		TOTAL	5,236,610

		Food & Drug Retailers--1.0%
895,000		Albertsons, Inc., Sr. Note, 6.55%, 8/1/2004	926,611
1,250,000		Kroger Co., Sr. Note, 6.375%, 3/1/2008	1,371,450

		TOTAL	2,298,061

		Food Products--0.4%
1,000,000		General Mills, Inc., 3.875%, 11/30/2007	1,009,730

		Insurance--0.6%
1,250,000		Equitable Cos., Inc., Note, 6.50%, 4/1/2008	1,378,475

		Pharmaceutical--1.1%
1,500,000		Johnson & Johnson, Deb., 8.72%, 11/1/2024	1,666,245
944,000		Lilly (Eli) & Co., Note, 2.90%, 3/15/2008	923,402

		TOTAL	2,589,647

Principal Amount			Value
		CORPORATE BONDS--continued
		Rail Industry--0.6%
$1,330,000		Norfolk & Western Railroad Co., Equip. Trust, 8.75%, 2/1/2004	$1,350,921

		Sovereign--0.5%
1,200,000		Quebec, Province of, 5.50%, 4/11/2006	1,286,148

		State/Provincial--0.4%
1,000,000	[4]	Ontario, Province of, 2.35%, 6/30/2006	996,090

		Technology--0.4%
1,000,000		Hewlett-Packard Co., Unsecd. Note, 7.15%, 6/15/2005	1,079,430

		Technology Services--2.0%
1,000,000		Computer Sciences Corp., 7.50%, 8/8/2005	1,091,940
1,250,000	[2,3]	Fiserv, Inc., Note, 4.00%, 4/15/2008	1,246,088
1,250,000		First Data Corp., 3.375%, 8/1/2008	1,237,062
1,000,000	[4]	International Business Machines Corp., 4.125%, 6/30/2005	1,035,220

		TOTAL	4,610,310

		Telecommunications & Cellular--2.4%
1,250,000		AT&T Wireless Services, Inc., 6.875%, 4/18/2005	1,335,062
1,000,000		GTE North, Inc., Sr. Deb., 6.40%, 2/15/2005	1,056,860
1,100,000		SBC Communications, Inc., Note, 5.75%, 5/2/2006	1,184,095
2,000,000	[1]	Verizon Wireless, Inc., Note, 1.54%, 12/17/2003	2,001,080

		TOTAL	5,577,097

		Utilities--2.3%
1,000,000		Alabama Power Co., 2.65%, 2/15/2006	1,000,650
1,100,000		FPL Group, Inc., 3.25%, 4/11/2006	1,111,000
2,000,000		Ohio Power Co., 7.00%, 7/1/2004	2,067,980
1,000,000		PSEG Power LLC, 6.875%, 4/15/2006	1,097,410

		TOTAL	5,277,040

		TOTAL CORPORATE BONDS (IDENTIFIED COST $83,422,354)	84,038,220

		GOVERNMENT AGENCIES--7.9%
		Federal Home Loan Bank -- 0.9%
2,000,000		Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008	2,195,040

		Federal Home Loan Mortgage Corporation--2.6%
6,000,000		Federal Home Loan Mortgage Corporation., 2.375%, 4/15/2006	5,998,860

		Federal National Mortgage Association--4.4%
5,000,000	[4]	FNMA, Note, 5.125%, 2/13/2004	5,056,450
5,000,000		FNMA, Note, 6.00%, 12/15/2005	5,395,950

		TOTAL	10,452,400

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $18,384,497)	18,646,300

Principal Amount or Shares			Value
		MORTGAGE BACKED SECURITIES--0.8%
		Government National Mortgage Association--0.8%
$351,208		GNMA, Pool 354754, 7.50%, 2/15/2024	$378,096
1,321,654		GNMA, Pool 780360, 11.00%, 9/15/2015	1,436,889

		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $1,835,204)	1,814,985

		U.S. TREASURY--11.9%
10,500,000	[4]	United States Treasury Note, 2.125%, 10/31/2004	10,586,940
3,000,000	[4]	United States Treasury Note, 3.25%, 8/15/2007	3,053,910
5,000,000	[4]	United States Treasury Note, 3.25%, 8/15/2008	5,015,650
500,000	[4]	United States Treasury Note, 5.625%, 5/15/2008	553,750
7,000,000	[4]	United States Treasury Note, 5.75%, 11/15/2005	7,547,960
935,000	[4]	United States Treasury Note, 6.625%, 5/15/2007	1,060,786

		TOTAL U.S. TREASURY (IDENTIFIED COST $27,396,535)	27,818,996

		MUTUAL FUNDS--14.7%
627,544	[5]	Federated Mortgage Core Portfolio	6,369,570
3,436,896	[5]	Federated Prime Value Obligations Fund, Class IS	3,436,896
24,793,544	[5]	Federated Prime Value Obligations Fund, Class IS (held as collateral for securities lending)	24,793,544

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $34,675,195)	34,600,010

		TOTAL INVESTMENTS--110.6% (IDENTIFIED COST $263,430,404)[6]	259,607,114

		OTHER ASSETS AND LIABLILITIES - NET--(10.6)%	(24,848,312)

		TOTAL NET ASSETS--100%	$234,758,802

1 Denotes variable rate and floating rate obligations for which the current rate is shown.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At October 31, 2003, these securities amounted to $22,349,835 which represents 9.5% of total net assets. Included in these amounts, are restricted securities which have been deemed liquid (amounting to $10,817,386 which represents 4.6% of total net assets).

3 Denotes a restricted security that has been deemed liquid by the criteria approved by the Fund's Board of Trustees.

4 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

5 Affiliated company.

6 The cost of investments for federal tax purposes amounts to $263,430,404.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2003.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
REITs	--Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2003 (unaudited)

Assets:
Total investments in securities, at value, including $34,600,010 of investments in affiliated issuers and $24,299,469 of securities loaned (identified cost $263,430,404)		$259,607,114
Cash		171,255
Income receivable		2,341,827
Receivable for investments sold		109,215
Receivable for shares sold		92,681
Prepaid expenses		17,967

TOTAL ASSETS		262,340,059

Liabilities:
Payable for shares redeemed	$2,588,275
Income distribution payable	183,891
Payable on collateral due to broker	24,793,544
Payable for Directors'/ Trustees' fees	575
Payable for portfolio accounting fees (Note 5)	8,151
Payable for shareholder services fee (Note 5)	6,821

TOTAL LIABILITIES		27,581,257

Net assets for 27,634,947 shares outstanding		$234,758,802

Net Assets Consist of:
Paid in capital		$256,684,535
Net unrealized depreciation of investments		(3,823,280)
Accumulated net realized loss on investments		(17,933,483)
Distributions in excess of net investment income		(168,970)

TOTAL NET ASSETS		$234,758,802

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$205,388,190 ÷ 24,177,547 shares outstanding		$8.49

Institutional Service Shares:
$29,370,612 ÷ 3,457,400 shares outstanding		$8.49

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2003 (unaudited)

Investment Income:
Interest (including income on securities loaned of $6,132)			$4,276,179

Dividends (received from affiliated issuers) (Note 5)			342,276

TOTAL INCOME			4,618,455

Expenses:
Investment adviser fee (Note 5)		$517,949
Administrative personnel and services fee (Note 5)		97,374
Custodian fees		9,707
Transfer and dividend disbursing agent fees and expenses (Note 5)		61,669
Directors'/Trustees' fees		3,617
Auditing fees		6,457
Legal fees		2,323
Portfolio accounting fees (Note 5)		42,490
Distribution services fee--Institutional Service Shares (Note 5)		42,270
Shareholder services fee--Institutional Shares (Note 5)		281,448
Shareholder services fee--Institutional Service Shares (Note 5)		42,270
Share registration costs		28,455
Printing and postage		14,226
Insurance premiums		876
Miscellaneous		4,823

TOTAL EXPENSES		1,155,954

Waivers and Reimbursement (Note 5):
Waiver/Reimbursement of investment adviser fee	$(51,202)
Waiver of transfer and dividend disbursing agent fees and expenses	(7,041)
Waiver of distribution services fee--Institutional Service Shares	(42,270)
Waiver of shareholder services fee--Institutional Shares	(281,448)

TOTAL WAIVERS AND REIMBURSEMENT		(381,961)

Net expenses			773,993

Net investment income			3,844,462

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			175,115
Net change in unrealized appreciation of investments			(2,392,553)

Net realized and unrealized loss on investments			(2,217,438)

Change in net assets resulting from operations			$1,627,024

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2003	Year Ended 4/30/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,844,462	$11,340,807
Net realized gain (loss) on investments	175,115	(1,951,892)
Net change in unrealized appreciation/depreciation of investments	(2,392,553)	(2,774,251)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,627,024	6,614,664

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,263,105)	(10,309,685)
Institutional Service Shares	(447,567)	(1,299,731)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,710,672)	(11,609,416)

Share Transactions:
Proceeds from sale of shares	51,748,008	232,362,535
Net asset value of shares issued to shareholders in payment of distributions declared	2,130,519	6,006,873
Cost of shares redeemed	(88,294,230)	(222,544,626)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(34,415,703)	15,824,782

Change in net assets	(36,499,351)	10,830,030

Net Assets:
Beginning of period	271,258,153	260,428,123

End of period (including distributions in excess of net investment income of $(168,970) and $(302,760), respectively)	$234,758,802	$271,258,153

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2003 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to seek to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted. Gains and losses realized on principal payments of mortgage backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2003, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$24,299,470	$24,793,544

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Additional information on each illiquid restricted security held at October 31, 2003 is as follows:

Security	Acquisition Date	Acquisition Cost
AQ Finance NIM Trust 2002-1, Class Note, 9.50%, 6/25/2032	03/15/2002	$ 169,196

Banco Nacional de Mexico S.A., Credit Card Merchant Voucher Receivables Master Trust Series 1996-A, Class A1, 6.25%, 12/1/2003	01/09/1997	113,312

Bayview Financial Acquisition Trust 1998-1, Class MII2, 1.97%, 5/25/2029	05/14/1998	645,906

Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	12/08/1998	1,328,283

Bayview Financial Acquisition Trust 1998-1, Class MII1, 1.87%, 5/25/2029	03/12/1999	515,159

CapitalSource Commercial Loan Trust 2002-2A, Class A, 1.67%, 9/20/2010	10/25/2002	1,002,874

Credit-Based Asset Servicing And Securitization 1997-1, Class A1, 4.20%, 2/1/2017	02/25/1997	1,714,668

FMAC Loan Receivables Trust 1997-A, Class A-X, 2.77%, 4/15/2019	06/16/1997	784,340

First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55% 7/15/2008	06/10/2002	1,320,767

First USA Credit Card Master Trust 1999-1, Class C, 6.42%, 10/19/2006	02/06/2002	2,598,730

Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	03/22/2002	883,087

Merit Securities Corp. 12, Class 1B, 7.98%, 7/28/2033	05/18/1999	3,987,063

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 10/31/2003		Year Ended 4/30/2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,118,821	$43,687,049	16,444,506	$142,680,611
Shares issued to shareholders in payment of distributions declared	214,479	1,826,671	592,882	5,136,403
Shares redeemed	(8,766,260)	(74,707,558)	(16,576,833)	(143,352,681)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,432,960)	$(29,193,838)	460,555	$4,464,333

	Six Months Ended 10/31/2003		Year Ended 4/30/2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	946,356	$8,060,959	10,329,944	$89,681,924
Shares issued to shareholders in payment of distributions declared	35,658	303,848	100,441	870,470
Shares redeemed	(1,596,775)	(13,586,672)	(9,130,777)	(79,191,945)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(614,761)	$(5,221,865)	1,299,608	$11,360,449

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(4,047,721)	$(34,415,703)	1,760,163	$15,824,782

4. FEDERAL TAX INFORMATION

At October 31, 2003, the cost of investments for federal tax purposes was $263,430,404. The net unrealized depreciation of investments for federal tax purposes was $3,823,280. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,430,432 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,253,712.

At April 30, 2003, the Fund had a capital loss carryforward $16,141,150 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$10,784,773

2005	$ 1,566,031

2006	$ 696,886

2007	$ 159,370

2008	$ 496,189

2011	$ 2,437,901

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fees. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other Funds, which are managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below.

Prime Value Obligations Fund	$ 33,300

Federated Mortgage Core Portfolio	$308,976

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provided the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Trustees approved a new Agreement. Effective November 1, 2003, Federated Administrative Services ("FAS") will provide the Fund with administrative personnel and services. The fee paid to FAS will be based on the aggregate daily net assets of all Federated funds as specified below.

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ and FAS may voluntarily choose to waive any portion of their fee. FServ and FAS can modify or terminate this voluntary waiver at any time at their sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Institutional Service Shares annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions) for the six months ended October 31, 2003, were as follows:

Purchases	$36,506,956

Sales	$70,709,079

7. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Short-Term Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420C209
Cusip 31420C308

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

8112901 (12/03)

Item 2.    Code of Ethics

           Not applicable

Item 3.    Audit Committee Financial Expert

           Not applicable

Item 4.    Principal Accountant Fees and Services

           Not Applicable

Item 5     Audit Committee of Listed Registrants

           Not Applicable

Item 6     [Reserved]

Item 7.    Disclosure of Proxy Voting Policies and Procedures for
           Closed-End Management Investment Companies

           Not Applicable

Item 8.    [Reserved]

Item 9.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule
30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule
30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the registrant's second half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.   Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By         /S/ Richard J. Thomas, Principal Financial Officer___
                         (insert name and title)

Date       December 26, 2003_____________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By         /S/ ___J. Christopher Donahue, Principal Executive Officer______

Date       December 29, 2003

By         /S/ Richard J. Thomas, Principal Financial Officer______

Date       December 26, 2003_______________________